Interests in Other Entities (Details) - Schedule of concessions held by the corporation	12 Months Ended
Dec. 31, 2022
Carretera Andina del Sur S.A. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	This company operates and maintains a highway of 750 km from San Juan de Marcona Port to Urcos, Peru, which is connected to the Interoceanica highway. The highway has five tolls and three weigh stations.
Estimated investment	US$ 99 million
Consideration	Transaction secured by the Peruvian Government comprising annual payments for highway maintenance and operation, under responsibility of the Ministry of Transportation and Communications (MTC).
Ordinary shares held	100.00%
Concession termination	2032 years
Accounting model	Financial asset
Carretera Sierra Piura S.A.C. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	This company regularly operates and maintains a highway of 78 km, which connects Buenos Aires and Canchaque towns in Peru. The highway has one toll.
Estimated investment	US$ 31 million
Consideration	Transaction secured by the Peruvian Government regardless traffic volume. Revenue is secured by an estimated annual amount of US$ 1.4 million.
Ordinary shares held	100.00%
Concession termination	2025 years
Accounting model	Financial asset
Concesionaria La Chira S.A. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	Design, financing, construction, operation, and maintenance of “Planta de Tratamiento de Aguas Residuales y Emisario Submarino La Chira” project. About 25% of sewage of Lima is treated under this project.
Estimated investment	S/ 450 million
Consideration	Transaction secured by the Peruvian Government consisting of monthly and quarterly payments settled by Sedapal´s collection trust.
Ordinary shares held	50.00%
Concession termination	2036 years
Accounting model	Financial asset
Tren Urbano de Lima S.A. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	Concession to operate the Electric Mass Transportation System of Lima and Callao, Line 1 Villa El Salvador - Avenida Grau - San Juan de Lurigancho, the only railway system in Lima Metropolitana, including (i) operation and maintenance of existing trains (24 trains as initial investment and 20 additional trains) and (ii) operation and maintenance of the railway system (railway and infrastructure).
Estimated investment	S/ 566 million
Consideration	Transaction secured by the Peruvian Government through a quarterly payment made by the MTC based on kilometers per train.
Ordinary shares held	75.00%
Concession termination	2041 years
Accounting model	Financial asset
Red Vial 5 S.A. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	Operation and maintenance of the highway connecting Lima to the northwest of Peru. This highway, known as Red Vial, is 183 km long from Ancon to Pativilca and has three tolls.
Estimated investment	US$ 187 million
Consideration	Collected from users (self-funded concession; revenue comes from toll collection).
Ordinary shares held	67.00%
Concession termination	2028 years
Accounting model	Intangible
Concesionaria Vía Expresa Sur S.A. [Member]
Interests in Other Entities (Details) - Schedule of concessions held by the corporation [Line Items]
Description	Concession to design, finance, construction, operation, and maintenance of the infrastructure associated with the Via Expresa Sur project. This project comprises the second stage expansion of Via Expresa – Paseo de la Republica, between Av. Republica de Panama and and Panamericana highway.
Consideration	By virtue of this agreement, the users had to pay the respective tolls and the Peruvian Government guaranteed to pay the amount to cover the deficit resulting from collection to users and the annual limits established in such an agreement. On December 16, 2022, the Municipality of Lima and Concesionaria Via Expresa Sur declared the expiration of the Concession Agreement.
Ordinary shares held	100.00%
Concession termination	2053 years
Accounting model	Financial asset